FAIR VALUE MEASUREMENT - Fair value of the available-for-sale debt securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FAIR VALUE MEASUREMENT
Unrealized gain on available-for-sale securities, net of tax effect	$ 0	¥ 0	¥ 116,540	¥ 110,702
Unrealized fair value gain netting relevant income tax recognized in other comprehensive income | ¥		¥ 0	¥ 38,847	¥ 36,900
Level 3
FAIR VALUE MEASUREMENT
Fair value valuation technique of the available-for-sale debt securities	us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Level 3 | Terminal growth rate
FAIR VALUE MEASUREMENT
Fair value input of the available-for-sale debt securities	0.03	0.03
Level 3 | Discount rate
FAIR VALUE MEASUREMENT
Fair value input of the available-for-sale debt securities	0.18	0.18
Level 3 | Risk-free rate
FAIR VALUE MEASUREMENT
Fair value input of the available-for-sale debt securities	0.0284	0.0284